Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	Huahui Education Group Ltd
Entity Central Index Key	0001680935
Amendment Flag	false
Document Type	F-1
Document Period End Date	Jun. 30, 2019
Entity Emerging Growth Company	true
Entity Ex Transition Period	false